UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q
JANUARY 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 99.3%
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 2.8%
91,000	Johnson Controls, Inc.	$5,383,560

Hotels, Restaurants & Leisure - 2.7%
131,000	Wendy's International, Inc.	5,137,820

Household Durables - 1.8%
38,000	Mohawk Industries Inc. (a)	3,363,380

Media - 1.1%
23,470	The McGraw Hill Cos., Inc.	2,124,035

Multi-line Retail - 1.7%
64,000	Target Corp.	3,249,280

Specialty Retail - 5.8%
10,000	Chico's FAS, Inc. (a)	526,800
167,727	The Home Depot, Inc.	6,920,416
99,000	Michaels Stores, Inc.	3,044,250
24,000	The TJX Cos., Inc.	600,960

		11,092,426

Textiles & Apparel - 5.7%
47,000	Columbia Sportswear Co. (a)	2,578,890
85,400	Liz Claiborne, Inc.	3,581,676
54,000	NIKE, Inc., Class B shares	4,678,020

		10,838,586

	TOTAL CONSUMER DISCRETIONARY	41,189,087

CONSUMER STAPLES - 11.5%
Beverages - 2.6%
66,431	The Coca-Cola Co.	2,756,222
41,014	PepsiCo, Inc.	2,202,452

		4,958,674

Food & Drug Retailing - 6.6%
182,128	Walgreen Co.	7,760,474
94,189	Wal-Mart Stores, Inc.	4,935,504

		12,695,978

Household Products - 2.3%
81,960	The Procter & Gamble Co.	4,362,731

	TOTAL CONSUMER STAPLES	22,017,383

FINANCIALS - 10.2%
Banks - 1.7%
117,000	North Fork Bancorp., Inc.	3,357,900

Diversified Financials - 4.1%
18,150	American Express Co.	968,302
72,000	Capital One Financial Corp.	5,636,160
43,221	MBNA Corp.	1,148,814

		7,753,276

Insurance - 4.4%
62,000	AMBAC Financial Group, Inc.	4,766,560
55,000	American International Group, Inc.	3,645,950

		8,412,510

	TOTAL FINANCIALS	19,523,686

See Notes to Schedule of Investments.

1

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)(continued)	January 31, 2005

SHARES	SECURITY	VALUE

HEALTHCARE - 20.4%
Biotechnology - 2.6%
79,975	Amgen, Inc. (a)	$4,977,644

Healthcare Equipment & Supplies - 9.1%
70,000	Becton, Dickinson & Co.	3,965,500
131,700	Biomet, Inc.	5,594,616
147,433	Medtronic, Inc.	7,738,758

		17,298,874

Pharmaceuticals - 8.7%
132,574	Johnson & Johnson	8,577,538
332,067	Pfizer, Inc.	8,022,739

		16,600,277

	TOTAL HEALTHCARE	38,876,795

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.6%
30,000	United Technologies Corp.	3,020,400

Commercial Services & Supplies - 4.3%
48,000	Apollo Group, Inc., Class A shares (a)	3,753,120
66,000	Career Education Corp. (a)	2,659,140
80,000	Copart, Inc. (a)	1,838,400

		8,250,660

Industrial Conglomerates - 2.8%
25,000	3M Co.	2,109,000
87,522	General Electric Co.	3,162,170

		5,271,170

Machinery - 3.6%
104,000	Danaher Corp.	5,707,520
16,000	Oshkosh Truck Corp.	1,174,240

		6,881,760

	TOTAL INDUSTRIALS	23,423,990

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.0%
112,000	UTStarcom, Inc. (a)	1,840,160

Computers & Peripherals - 6.1%
58,723	International Business Machines Corp.	5,485,903
63,000	Lexmark International, Inc., Class A shares (a)	5,251,050
22,000	QLogic Corp. (a)	842,160

		11,579,113

Internet Software & Services - 0.4%
21,000	Yahoo!, Inc. (a)	739,410

IT Consulting & Services - 4.7%
24,000	Cognizant Technology Solutions Corp., Class A shares (a)	909,600
162,000	First Data Corp.	6,599,880
53,500	Sungard Data Systems, Inc. (a)	1,438,615

		8,948,095

Semiconductor Equipment & Products - 3.5%
303,000	Intel Corp.	6,802,350

See Notes to Schedule of Investments.

2

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)(continued)	January 31, 2005

SHARES	SECURITY	VALUE

Software - 5.2%
311,294	Microsoft Corp.	$8,180,806
131,000	Oracle Corp. (a)	1,803,870

		9,984,676

	TOTAL INFORMATION TECHNOLOGY	39,893,804

MATERIALS - 2.4%
Chemicals - 2.4%
74,000	Sigma Aldrich Corp.	4,650,900

	TOTAL COMMON STOCK (Cost - $ 185,868,639)	189,575,645

FACE
AMOUNT

REPURCHASE AGREEMENT - 0.9%
$1,594,000	Bank of America dated 1/31/05, 2.500% due 2/1/05; Proceeds
	at maturity - $1,594,111; (Fully collaterized by various U.S. government
	agency obligations, 0.000% thru 7.000% due 2/1/05 thru 1/15/14;
	Market value - $1,625,880) (Cost - $1,594,000)	1,594,000

	TOTAL INVESTMENTS - 100.2% (Cost - $187,462,639*)	191,169,645
	Liabilities in Excess of Other Assets - (0.2)%	(326,566)

	TOTAL NET ASSETS - 100.0%	$190,843,079

(a)   Non-income producing security.
*     Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calulates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturies of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,208,702
Gross unrealized depreciation	(9,501,696)

Net unrealized appreciation	$3,707,006

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	March 31, 2005